RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Commercial Transactions with Related Parties) (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Disclosure of transactions between related parties [line items]
CHNR's share of office rental, rates and others to Anka Consultants Limited ('Anka') | ¥	[1]		¥ (748)	¥ (686)
Shenzhen Feishang Management and Consulting Co., Limited's share of office rental to Feishang Enterprise | ¥	[2]		(83)	(83)
Total of commercial transactions with related companies | ¥			¥ (831)	¥ (769)
USD [Member]
Disclosure of transactions between related parties [line items]
CHNR's share of office rental, rates and others to Anka Consultants Limited ('Anka') | $	[1]	$ (109)
Shenzhen Feishang Management and Consulting Co., Limited's share of office rental to Feishang Enterprise | $	[2]	(12)
Total of commercial transactions with related companies | $		$ (121)

[1]	Represents payments to Anka, a private Hong Kong company that is owned by two Directors of the Company, pursuant to an office sharing agreement.
[2]	Represents payments to Feishang Enterprise, a company controlled by Mr. Li Feilie, the Company's principal beneficial owner, pursuant to the office sharing agreement.